[LOGO]                              MONY LIFE INSURANCE COMPANY
                                    1290 Avenue of the Americas
                                    New York NY 10104

                                    DODIE KENT
                                    Vice President and Associate General Counsel
                                    212-314-3970
                                    Fax: 212-707-7947


March 7, 2007

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Keynote Series Account (the "Registrant")
           (Registration Nos. 033-33318 and 811-05457; IVA Subaccount)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2006 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUND:
    -  EQ/Boston Advisors Equity Income Portfolio

MONY understands that the Fund has filed or will file its annual report with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent